[LOGO] FIRST INVESTORS






    SINGLE STATE INSURED
    TAX FREE


         CONNECTICUT FUND

         FLORIDA FUND

         MASSACHUSETTS FUND

         NEW JERSEY FUND

         NEW YORK FUND





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The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
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THE DATE OF THIS

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                               P R O S P E C T U S
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                                                                  Is May 1, 2004

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

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CONTENTS
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

OVERVIEW OF THE FUNDS

What are the Single State Insured Tax Free Funds?............................. 3
     Objectives............................................................... 3
     Principal Investment Strategies.......................................... 3
     Principal Risks.......................................................... 3
Who should consider buying a Single State Insured Tax Free Fund?.............. 5
How have the Single State Insured Tax Free Funds performed?................... 6
     Connecticut...............................................................7
     Florida ..................................................................8
     Massachusetts ............................................................9
     New Jersey...............................................................10
     New York.................................................................11
What are the fees and expenses of the Single State Insured Tax Free Funds?... 12

THE FUNDS IN DETAIL

What are the Single State Insured Tax Free Funds'
objectives, principal investment strategies, and principal risks?............ 16
Who manages the Single State Insured Tax Free Funds?......................... 20

BUYING AND SELLING SHARES

How and when do the Funds price their shares?................................ 21
How do I buy shares?......................................................... 21
What are the sales charges?.................................................. 23
Are sales charge discounts available?........................................ 25
How do I sell shares?.........................................................26
Can I exchange my shares for the shares of other First Investors Funds?...... 26

ACCOUNT POLICIES

What about dividends and capital gain distributions.......................... 27
What about taxes?............................................................ 27
How do I obtain a complete explanation of all account privileges and policies? 28

FINANCIAL HIGHLIGHTS ........................................................ 29

     Connecticut..............................................................30
     Florida .................................................................32
     Massachusetts ...........................................................34
     New Jersey...............................................................36
     New York.................................................................38

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OVERVIEW OF THE FUNDS
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WHAT ARE THE SINGLE STATE INSURED TAX FREE FUNDS?

OVERVIEW

Objectives:

The New York Insured Tax Free Fund ("New York Fund") and the Connecticut, Florida, Massachusetts, and New Jersey Funds of the Multi-State Insured Tax Free Fund (collectively with the New York Fund, the "Single State Insured Tax Free Funds" or "Funds") seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax ("AMT").

Principal Investment Strategies:

Each Fund invests in municipal bonds and other municipal securities, including variable rate and floating rate notes, that pay interest that is exempt from federal income tax, the AMT, and any applicable income tax for individual residents of a particular state. Each Fund generally concentrates its investments in municipal bonds issued by a single state. For example, the New York Fund generally invests in New York municipal securities, the New Jersey Fund generally invests in New Jersey municipal securities, and so on. Each Fund may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions or territories such as Puerto Rico if the interest produced is exempt from state income taxes for residents of the particular state. The Florida Fund invests only in municipal bonds that are not subject to the Florida intangible personal property tax (which may include municipal securities issued by U.S. commonwealths, possessions or territories). The Funds primarily invest in municipal bonds which are insured as to timely payment of interest and principal by independent insurance companies that are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's Investors Service, Inc. ("Moody's"). The Funds generally invest in long-term bonds with maturities of fifteen years or more. Each of the Funds may invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential return.

Principal Risks:

The most significant risk of investing in the Funds is interest rate risk. As with other bonds, the market values of municipal bonds fluctuate with changes in interest rates. When interest rates rise, they tend to decline in price, and when interest rates fall, they tend to increase in price. In general, bonds with longer maturities pay higher interest rates, but are more volatile than shorter term bonds. When interest rates decline, the interest income received by the Fund may also decline.

An investment in any of the Funds is also subject to credit risk. This is the risk that the issuer of the bonds may not be able to pay interest or principal when due. The market prices of bonds are affected by the credit quality of their issuers. While the Funds invest in municipal bonds that are insured against credit risk, the insurance does not eliminate this risk because the insurer may not be financially able to pay claims. In addition, not all of the securities held by the Funds are insured. Moreover, the insurance does not apply in any way to the market prices of securities owned by the Funds, or their share prices, both of which will fluctuate.

Since each Fund invests primarily in the municipal securities of a particular state, its performance is particularly affected by local, state and regional factors. This is called concentration risk.

Investments in derivative securities can increase the volatility of each Fund's share price and expose each Fund to significant additional costs and potential investment losses. There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level.

Accordingly, the value of your investment in the Funds will go up and down, which means that you could lose money.


AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING A SINGLE STATE INSURED TAX FREE
FUND?


A Single State Insured Tax Free Fund may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

o Are seeking a relatively conservative investment which provides a high degree of credit quality,

o Are seeking income that is exempt from federal income tax, including the AMT, and from state income tax for individual residents of a particular state,

o Are seeking a relatively high level of tax exempt income and are willing to assume a moderate degree of market volatility, and

o    Have a long-term investment horizon and are able to ride out market cycles.

The Single State Insured Tax Free Funds are generally not appropriate for retirement accounts, investors in low tax brackets, or corporate or similar business accounts. Different tax rules apply to corporations and other entities.

You should keep in mind that the Funds are not a complete investment program. For most investors, a complete program should include stock, bond and money market funds. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program could result in a loss.

HOW HAVE THE SINGLE STATE INSURED TAX FREE FUNDS PERFORMED?

The following information shows how each Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in each of the Funds. A Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar charts presented show the performance of each Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). Each Fund also has Class B shares. The performances of Class B shares differ from the performances of Class A shares only to the extent that they do not have the same expenses. The bar charts do not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

The following tables show the average annual total returns for each Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

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                                   CONNECTICUT
                           [BAR CHART GRAPHIC OMITTED]

The bar chart contains the following plot points:


-6.75% 17.18%   3.37%   8.77%   6.15%  -1.93%  10.45%   4.26%   9.86%   4.19%
 1994   1995    1996    1997    1998    1999    2000    2001    2002    2003


During the periods shown, the highest quarterly return was 7.41% (for the quarter ended March 31, 1995), and the lowest quarterly return was -6.33% (for the quarter ended March 31, 1994).
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AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2003)

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                                                    CLASS A        CLASS B
                              1 YEAR     5 YEARS   (10 YEARS)   (LIFE OF CLASS*)
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CLASS A SHARES

Return Before Taxes            -1.79%      4.02%       4.74%          N/A
Return After Taxes on          -1.97%      3.94%       4.70%          N/A
Distributions
Return After Taxes on           0.27%      4.05%       4.70%          N/A
Distributions and Sale
of Fund Shares
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CLASS B SHARES

Return Before Taxes            -0.60%      4.13%        N/A          6.00%
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INDEX

Lehman Brothers Municipal Bond  5.31%      5.83%       6.02%         7.34%
Index (reflects no deduction
for fees, expenses or taxes)
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*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX
IS FOR THE PERIOD 12/31/94 TO 12/31/03.

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                                     FLORIDA
                           [BAR CHART GRAPHIC OMITTED]

The bar chart contains the following plot points:


-5.39% 18.77%   3.34%   9.18%   6.09%  -2.93%  11.61%   4.25%  10.48%   4.19%
 1994   1995    1996    1997    1998    1999    2000    2001    2002    2003


During the periods shown, the highest quarterly return was 7.39% (for the quarter ended March 31, 1995), and the lowest quarterly return was -5.76% (for the quarter ended March 31, 1994).
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AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2003)

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                                                       CLASS A       CLASS B
                                  1 YEAR    5 YEARS  (10 YEARS) (LIFE OF CLASS*)
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CLASS A SHARES

Return Before Taxes               -1.78%     4.15%      5.12%         N/A
Return After Taxes on
Distributions                     -1.86%     3.97%      5.02%         N/A
Return After Taxes on
Distributions and Sale of
Fund Shares                        0.19%     4.09%      5.00%         N/A
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CLASS B SHARES

Return Before Taxes               -0.62%     4.24%       N/A         6.30%
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond     5.31%     5.83%      6.02%        7.34%
Index (reflects no deduction
for fees, expenses or taxes)
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*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX
IS FOR THE PERIOD 12/31/94 TO 12/31/03.

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                                  MASSACHUSETTS
                           [BAR CHART GRAPHIC OMITTED]

The bar chart contains the following plot points:


-5.30% 17.07%   2.99%   8.27%   5.33%  -2.39%  11.83%   4.15%  10.26%   4.86%
 1994   1995    1996    1997    1998    1999    2000    2001    2002    2003


During the periods shown, the highest quarterly return was 6.54% (for the quarter ended March 31, 1995), and the lowest quarterly return was -4.80% (for the quarter ended March 31, 1994).
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AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2003)

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                                                       CLASS A       CLASS B
                                  1 YEAR    5 YEARS  (10 YEARS) (LIFE OF CLASS*)
--------------------------------------------------------------------------------

CLASS A SHARES

Return Before Taxes                -1.16%    4.38%     4.90%        N/A
Return After Taxes on              -1.42%    4.27%     4.76%        N/A
Distributions
Return After Taxes on               0.76%    4.35%     4.80%        N/A
Distributions and Sale of Fund
Shares
----------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                 0.05%    4.46%      N/A        6.02%
----------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond      5.31%    5.83%     6.02%       7.34%
Index (reflects no deduction
for fees, expenses or taxes)
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*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX
IS FOR THE PERIOD 12/31/94 TO 12/31/03.

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                                   NEW JERSEY
                           [BAR CHART GRAPHIC OMITTED]

The bar chart contains the following plot points:


-5.91% 16.41%   3.09%   8.36%   5.84%  -2.05%  10.41%   4.06%   9.72%   4.28%
 1994   1995    1996    1997    1998    1999    2000    2001    2002    2003


During the periods shown, the highest quarterly return was 6.78% (for the quarter ended March 31, 1995), and the lowest quarterly return was -5.36 % (for the quarter ended March 31, 1994).
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AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2003)

--------------------------------------------------------------------------------
                                                       CLASS A       CLASS B
                                  1 YEAR    5 YEARS  (10 YEARS) (LIFE OF CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                -1.74%    3.95%     4.63%        N/A
Return After Taxes on              -1.90%    3.82%     4.49%        N/A
Distributions
Return After Taxes on               0.32%    3.96%     4.55%        N/A
Distributions and Sale of Fund
Shares
------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                -0.41%    4.05%      N/A        5.75%
------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond      5.31%    5.83%     6.02%       7.34%
Index (reflects no deduction
for fees, expenses or taxes)

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*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX
IS FOR THE PERIOD 12/31/94 TO 12/31/03.

--------------------------------------------------------------------------------
                                    NEW YORK
                           [BAR CHART GRAPHIC OMITTED]

The bar chart contains the following plot points:


-5.03% 15.45%   2.95%   7.82%   5.59%  -3.67%  12.41%   3.14%  10.45%   4.37%
 1994   1995    1996    1997    1998    1999    2000    2001    2002    2003


During the periods shown, the highest quarterly return was 6.62% (for the quarter ended March 31, 1995), and the lowest quarterly return was -4.28% (for the quarter ended March 31, 1994).
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2003)

--------------------------------------------------------------------------------
                                                       CLASS A      CLASS B
                                   1 YEAR   5 YEARS  (10 YEARS) (LIFE OF CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                 -1.63%    3.94%     4.54%        N/A
Return After Taxes on               -1.79%    3.79%     4.39%        N/A
Distributions
Return After Taxes on Distributions  0.38%    3.94%     4.46%        N/A
and Sale of Fund Shares
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CLASS B SHARES
Return Before Taxes                 -0.45%    4.08%      N/A        5.64%
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INDEX

Lehman Brothers Municipal Bond       5.31%    5.83%     6.02%       7.34%
Index (reflects no deduction
for fees, expenses or taxes)
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/03.

WHAT ARE THE FEES AND EXPENSES OF THE SINGLE STATE INSURED
TAX FREE FUNDS?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

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Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)   Class A Shares    Class B Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)   5.75%              None
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Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                      None*               4.00%**
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*A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT
ARE PURCHASED WITHOUT A SALES CHARGE.

**4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

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                             Distribution              Total
                                 and                   Annual
                               Service                  Fund
                Management     (12b-1)      Other    Operating   Fee       Net
                   Fees         Fees      Expenses   Expenses   Waivers Expenses
                    (1)                     (2)        (2)        (1)     (2)
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CONNECTICUT FUND
Class A Shares      0.75%       0.25%      0.20%       1.20%      0.35%    0.85%
Class B Shares      0.75%       1.00%      0.20%       1.95%      0.35%    1.60%

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FLORIDA FUND
Class A Shares      0.75%       0.25%      0.17%       1.17%      0.27%    0.90%
Class B Shares      0.75%       1.00%      0.17%       1.92%      0.27%    1.65%

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MASSACHUSETTS FUND
Class A Shares      0.75%       0.25%      0.19%       1.19%      0.34%    0.85%
Class B Shares      0.75%       1.00%      0.19%       1.94%      0.34%    1.60%

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NEW JERSEY FUND
Class A Shares      0.75%       0.25%      0.16%       1.16%      0.21%    0.95%
Class B Shares      0.75%       1.00%      0.16%       1.91%      0.21%    1.70%

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NEW YORK FUND
Class A Shares      0.75%       0.25%      0.14%       1.14%      0.15%    0.99%
Class B Shares      0.75%       1.00%      0.14%       1.89%      0.15%    1.74%
--------------------------------------------------------------------------------

(1) THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF DIRECTORS/TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES FOR THE FISCAL YEAR ENDING DECEMBER 31, 2004 TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES FOR CLASS A SHARES EXCEED 0.85% FOR CONNECTICUT FUND, 0.90% FOR FLORIDA FUND, 0.85% FOR MASSACHUSETTS FUND AND 0.95% FOR NEW JERSEY FUND, AND THAT TOTAL ANNUAL FUND OPERATING EXPENSES FOR CLASS B SHARES EXCEED 1.60% FOR CONNECTICUT FUND, 1.65% FOR FLORIDA FUND, 1.60% FOR MASSACHUSETTS FUND AND 1.70% FOR NEW JERSEY FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD TO WAIVE MANAGEMENT FEES IN EXCESS OF 0.60% FOR THE FISCAL YEAR ENDING DECEMBER 31, 2004 FOR NEW YORK FUND'S CLASS A AND CLASS B SHARES. THE BOARD MAY CHANGE OR ELIMINATE THESE FEE WAIVERS AT ANY TIME.

(2) EACH FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in a Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in a Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) a Fund's operating expenses remain the same, except for year one which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

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                         ONE YEAR    THREE YEARS   FIVE YEARS     TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
CONNECTICUT FUND
Class A shares           $657           $901          $1,165        $1,917
Class B shares           $563           $878          $1,220        $2,052*

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FLORIDA FUND
Class A shares           $662           $900          $1,157        $1,891
Class B shares           $568           $877          $1,212        $2,026*

--------------------------------------------------------------------------------
MASSACHUSETTS FUND
Class A shares           $657           $899          $1,161        $1,907
Class B shares           $563           $876          $1,216        $2,042*

--------------------------------------------------------------------------------
NEW JERSEY FUND
Class A shares           $666           $903          $1,158        $1,885
Class B shares           $573           $880          $1,212        $2,020*

--------------------------------------------------------------------------------
NEW YORK FUND
Class A shares           $670           $902          $1,153        $1,869
Class B shares           $577           $879          $1,207        $2,004*

--------------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------

                     ONE YEAR         THREE YEARS     FIVE YEARS    TEN YEARS
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
CONNECTICUT FUND
Class A shares           $657           $901          $1,165        $1,917
Class B shares           $163           $578          $1,020        $2,052*

--------------------------------------------------------------------------------
FLORIDA FUND
Class A shares           $662           $900          $1,157        $1,891
Class B shares           $168           $577          $1,012        $2,026*

--------------------------------------------------------------------------------
MASSACHUSETTS FUND
Class A shares           $657           $899          $1,161        $1,907
Class B shares           $163           $576          $1,016        $2,042*

--------------------------------------------------------------------------------
NEW JERSEY FUND
Class A shares           $666           $903          $1,158        $1,885
Class B shares           $173           $580          $1,012        $2,020*

--------------------------------------------------------------------------------
NEW YORK FUND
Class A shares           $670           $902          $1,153        $1,869
Class B shares           $177           $579          $1,007        $2,004*

--------------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------
THE FUNDS IN DETAIL
--------------------------------------------------------------------------------

WHAT ARE THE SINGLE STATE INSURED TAX FREE FUNDS'
OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL
RISKS?


Objectives:

Each of the Single State Insured Tax Free Funds seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the AMT.

Principal Investment Strategies:

Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal bonds and other municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state listed in the name of the Fund. Municipal securities are bonds, notes and commercial paper that are issued by state and local governments, their agencies and authorities, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands) or their respective agencies, instrumentalities and authorities.

Each Fund generally concentrates its assets in municipal bonds and securities of a particular state in order to produce income that is exempt from any applicable state income tax for individual residents of the state. For example, the New York Fund generally invests in New York bonds, the New Jersey Fund generally invests in New Jersey bonds, and so on. However, each Fund may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions, or territories such as Puerto Rico if the interest produced is exempt from state income taxes for residents of the particular state. In certain cases, the interest paid by a Fund may also be exempt from local taxes. For example, for resident shareholders of New York, any interest paid by the New York Fund would also be exempt from New York City tax. There is no state income tax in Florida. However, the Florida Fund is managed so that investments in the Florida Fund will not be subject to the Florida intangible personal property tax.

All municipal bonds in which the Funds invest are insured as to the timely payment of interest and principal by independent insurance companies which are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's, Standard & Poor's Ratings Group and Fitch IBCA. The Funds may purchase municipal bonds which have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Funds. While all municipal bonds held by each Fund are insured, not all securities held by each Fund may be insured. In general, the non-insured securities held by the Funds are limited to short-term investments. In any event, the insurance does not guarantee the market values of the bonds held by the Funds or the Funds' share price.

Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal bonds and municipal securities that are insured as to the timely payment of interest and principal as described above. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Funds follow the strategy of investing in long-term municipal bonds, which are generally more volatile in price, but offer more yield than short- or intermediate-term bonds. The Funds generally purchase bonds with maturities of fifteen years or more. The Funds adjust the duration of their portfolios based upon their outlook on interest rates. Duration is a measurement of a bond's sensitivity to changes in interest rates that takes into consideration not only the maturity of the bond, but also the time value of money that will be received from the bond over its life. The Funds will generally adjust the duration of their portfolios by buying or selling municipal securities, including zero coupon bonds. For example, if the Funds believe that interest rates are likely to rise, they will generally attempt to reduce their durations by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

Each Fund may invest in variable rate and floating rate municipal securities. Variable and floating rate securities pay interest which adjusts at specific intervals or when a benchmark rate changes.

The Funds may also invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential returns. Derivative securities are instruments that derive their values from other instruments, securities, or indices. Under normal circumstances, each Fund will not invest more than 10% of its net assets in derivative securities.

In selecting investments, the Funds consider, among other factors, maturity, coupon and yield, relative value of an issue, the credit quality of the issuer, the cost of insurance and the outlook for interest rates and the economy. Although the Funds attempt to invest solely in instruments that pay interest that is exempt from federal income tax, including the AMT, and the income tax of a particular state, at times it may invest in securities subject to federal and state income tax.

The Funds will usually sell investments when there are changes in the interest rate environment that are adverse to the investments or they fall short of the portfolio manager's expectations. The Funds will not necessarily sell investments if their ratings are reduced or there is a default by the issuer. The Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Funds are so invested, they may not achieve their investment objective.

Information on the Funds' recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Single State Insured Tax Free Funds:

Interest Rate Risk:

The market value of municipal securities is affected by changes in interest rates. When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates.

Interest rate risk also includes the risk that the yields, received by the Funds on some of their investments, will decline as interest rates decline. The Funds buy investments with fixed maturities as well as investments that give the issuer the option to "call" or redeem these investments before their maturity dates. If investments mature or are "called" during a time of declining interest rates, the Funds will have to reinvest the proceeds in investments offering lower yields. The Funds also invest in floating rate and variable rate demand notes. When interest rates decline, the rates paid on these securities may decline.

Credit Risk:

This is the risk that an issuer of securities will be unable to pay interest or principal when due. A municipal issuer's ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including but not limited to:

     (i)   A downturn in the national or local economy;
     (ii) Adverse political or regulatory developments at the state or federal level;
     (iii) Erosion of taxes or other revenues supporting debt obligations;
     (iv) Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;
     (v)   Natural disasters, terrorist acts, or energy shortages;
     (vi) Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and
     (vii) In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

Although all of the municipal bonds purchased by each Fund are insured as to scheduled payments of interest and principal, the short-term municipal securities that are purchased by each Fund may not be insured. Moreover, insurance does not protect the Fund against fluctuations in the market values of such bonds or the share price of the Fund. A downgrade in an issuer's credit rating or other adverse news about the issuer can reduce the market value of the issuer's securities even if the issuer is not in default. Furthermore, insurance does not entirely eliminate credit risk because the insurer may not be financially able to pay interest and principal on the bonds that they insure and not all of the securities held by each Fund are insured. It is also important to note that, although insurance may increase the credit safety of investments held by each Fund, it decreases the Fund's yield as the Fund must pay for the insurance directly or indirectly.

Concentration Risk:

Since each Fund generally invests in the municipal securities of a particular state, each Fund is more vulnerable than more geographically diversified funds to events in a particular state that could impair investor confidence in municipal securities issued within the state. Such events could include, but are not limited to, economic or demographic factors that may cause a decrease in tax or other revenues for a state or its municipalities, state legislative changes (especially those changes regarding taxes), state constitutional limits on tax increases, judicial decisions declaring particular municipal securities to be unconstitutional or void, budget deficits and financial difficulties such as the 1994 bankruptcy of Orange County.

Market Risk:

The Funds are subject to market risk. Municipal securities in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand. They may also decline in value even if the overall market is doing well.

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of each Fund's share price and expose each Fund to significant additional costs and potential investment losses. Inverse floaters tend to fluctuate significantly more in price in response to changes in interest rates than other municipal securities. Interest rate swaps may result in losses if interest rates do not move as expected or if the counter-parties are unable to satisfy their obligations. Moreover, derivative securities may be difficult or impossible to sell due to the lack of a secondary trading market.

Other Risks:

There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level due to, among other things, a change in the law, an Internal Revenue Service ruling, or a judicial decision, such as a holding that debt was issued in violation of a Constitutional or statutory requirement.

WHO MANAGES THE SINGLE STATE INSURED TAX FREE FUNDS?

First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to the Funds. FIMCO has been an investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of December 31, 2003, FIMCO served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $6.2 billion. FIMCO supervises all aspects of each Fund's operations.

For the fiscal year ended December 31, 2003, FIMCO received advisory fees, net of waiver (if any), as follows: 0.50% of average daily net assets for Connecticut Fund; 0.50% of average daily net assets for Florida Fund; 0.50% of average daily net assets for Massachusetts Fund; 0.55% of average daily net assets for New Jersey Fund; and 0.60% of average daily net assets for New York Fund.

Clark D. Wagner, Director of Fixed Income, serves as Portfolio Manager of each of the Funds. He also serves as Portfolio Manager of certain other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

HOW AND WHEN DO THE FUNDS PRICE THEIR SHARES?

The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) each day that the NYSE is open ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

Each Fund's assets are generally valued on the basis of market quotations, last sale prices or estimates of value furnished by a pricing service. If such information is not available for a security held by the Fund, is determined to be unreliable, or (to the Adviser's knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at its fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Fund. Debt obligations with maturities of 60 days or less are valued at amortized cost.

HOW DO I BUY SHARES?

You may buy shares of a Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent investments can be made in any amount. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge ("offering price"). If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Woodbridge, N.J. offices by our processing deadline. Orders placed after the close of regular trading on the NYSE, or received in our Woodbridge, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

Each Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

Each Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing. It is our policy to refuse to accept purchase orders from investors that we believe intend to engage in short-term market timing transactions. We monitor purchase orders in an effort to enforce this policy. However, we cannot guarantee that our monitoring efforts will be effective in identifying or preventing all short-term market timing activity. Short-term market timing may adversely affect the performance of a Fund for long-term shareholders.

WHAT ARE THE SALES CHARGES?

Each Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds). We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it. For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds. You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares.

--------------------------------------------------------------------------------
                                 CLASS A SHARES*

Class A shares of each Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

                                  SALES CHARGE AS A           SALES CHARGE AS A
                                PERCENTAGE OF OFFERING        PERCENTAGE OF NET
YOUR INVESTMENT                         PRICE                  AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than $100,000                       5.75%                      6.10%
--------------------------------------------------------------------------------
$100,000 - $249,999                      4.50                       4.71
--------------------------------------------------------------------------------
$250,000 - $499,999                      3.50                       3.63
--------------------------------------------------------------------------------
$500,000 - $999,999                      2.50                       2.56
--------------------------------------------------------------------------------
$1,000,000 or more                        0*                         0*
--------------------------------------------------------------------------------

*IF YOU INVEST $1,000,000 OR MORE IN CLASS A SHARES, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%. YOUR SHARES MAY ALSO BE SUBJECT TO A CDSC OF 1.00% FOR 24 MONTHS, IF THEY WERE PURCHASED DURING A SALES PROMOTION IN WHICH THE NORMAL FRONT-END SALES CHARGE HAD BEEN WAIVED.

--------------------------------------------------------------------------------
                                 CLASS B SHARES*

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                       CDSC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION                              OR NAV AT REDEMPTION
--------------------------------------------------------------------------------
Within the 1st or 2nd year                               4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                               3
--------------------------------------------------------------------------------
In the 5th year                                          2
--------------------------------------------------------------------------------
In the 6th year                                          1
--------------------------------------------------------------------------------
Within the 7th year and 8th year                         0
--------------------------------------------------------------------------------

*THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC.

Each Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of a Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

ARE SALES CHARGE DISCOUNTS AVAILABLE?

You may qualify for Class A share sales charge discounts under our Rights of Accumulation ("ROA") policy. If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge. (Class A shares for our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.) For example, if you already own shares of First Investors Funds worth $100,000, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record and are serviced by your broker-dealer firm ("Eligible Accounts"). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent ("LOI") to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000. You can also add to your LOI all Eligible Accounts which share your address of record at the time you enter the LOI. You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

For more information on ROAs and LOIs, ask for our Shareholder Manual or visit us at our website at www.firstinvestors.com. As further described in the Shareholder Manual, sales charges and CDSCs may also be reduced or waived under certain other circumstances and for certain groups.

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at 581 Main Street, Woodbridge, N.J. 07095-1198.

Subject to the policies outlined in our Shareholder Manual, you may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank. Shares that you have owned for less than 15 days may only be redeemed by written request.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

You may exchange shares of a Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (i.e., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

Each Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing. It is the policy of each Fund to reject any exchange request that appears to be part of a short-term market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the Funds involved and the background of the shareholder or dealer involved. We monitor transactions in an effort to enforce this policy. However, we cannot guarantee that our monitoring efforts will be effective in identifying or preventing all short-term market timing activity. Short-term market timing may adversely affect the performance of a Fund for long-term shareholders.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

Each Fund will declare on a daily basis, and pay on a monthly basis, dividends from net investment income. Any net realized capital gains will be distributed on an annual basis, usually at the end of each Fund's fiscal year. Each Fund may make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions declared on both classes of each Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of each Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of a Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If a Fund is unable to obtain a current address for you, it will reinvest your dividends and other distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or a Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

For individual shareholders, income dividends paid by the Funds should generally be exempt from federal income taxes, including the AMT. However, the Funds reserve the right to buy securities that may produce taxable income to shareholders.

Generally, dividends paid by the Funds should also be exempt from state income taxes (if any) for individual resident shareholders of the state listed in the Fund's name and, in certain cases, from local income taxes. For Florida residents, investments in the Florida Fund should be exempt from the Florida intangible personal property tax. Distributions of long-term capital gains (if any) by a Fund are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. Distributions of interest income from taxable obligations (if any) and short-term capital gains (if any) are taxed to you as ordinary income. You are taxed in the same manner whether you receive your capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Funds offer a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and other distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Funds' financial statements, is included in the Statement of Additional Information, which is available upon request.


-------------------------------------------------------------------------------------------------------
CONNECTICUT FUND
-------------------------------------------------------------------------------------------------------

Per Share Data


           NET ASSET   INCOME FROM                           LESS DISTRIBUTIONS
           VALUE AT    INVESTMENT OPERATIONS                 FROM
           BEGINNING
           OF PERIOD
                       Net         Net Realized  Total from  Net          Net Realized    Total
                       Investment  and           Investment  Investment   Gains           Distributions
                       Income      Unrealized    Operations  Income
                                   Gain(Loss)
                                   On Investments


CLASS A


 1999       $13.36      $.651         $(.902)      $(.251)      $.619      $--             $.619
 2000        12.49       .615           .653        1.268        .648       --              .648
 2001        13.11       .604          (.051)        .553        .593       --              .593
 2002        13.07       .564           .701        1.265        .577      .138             .715
 2003        13.62       .536           .023         .559        .534      .115             .649

CLASS B


 1999       $13.35      $.552         $(.901)      $(.349)      $.511      $--             $.511
 2000        12.49       .515           .652        1.167        .547       --              .547
 2001        13.11       .505          (.059)        .446        .496       --              .496
 2002        13.06       .460           .709        1.169        .481      .138             .619
 2003        13.61       .434           .021         .455        .430      .115             .545
-------------------------------------------------------------------------------------------------------

*       CALCULATED WITHOUT SALES CHARGES.

+       NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.


-------------------------------------------------------------------------------------------------------

             TOTAL   RATIOS/SUPPLEMENTAL DATA
             RETURN

 NET         TOTAL   NET     RATIO TO AVERAGE        RATIO TO AVERAGE       PORTFOLIO
 ASSET       RETURN* ASSETS  NET ASSETS+             NET ASSETS             TURNOVER
 VALUE       (%)     AT                              BEFORE EXPENSES        RATE
 AT END              END OF                          WAIVED OR ASSUMED      (%)
 OF                  PERIOD  Expenses  Net
 PERIOD              (IN     (%)       Investment    Expenses  Net
                     THOU-             Income(%)     (%)       Investment
                     SANDS)                                    Income (%)

 CLASS A


  $12.49      (1.93) $17,903   .80      5.04         1.15       4.69         47
   13.11      10.45   19,952   .80      5.40         1.14       5.06         18
   13.07       4.26   22,552   .80      4.57         1.19       4.18         33
   13.62       9.86   29,865   .80      4.20         1.20       3.80         52
   13.53       4.19   31,234   .85      3.94         1.20       3.59         25

 CLASS B


  $12.49      (2.67)  $3,205  1.60      4.24         1.95       3.89         47
   13.11       9.58    3,539  1.60      4.60         1.94       4.26         18
   13.06       3.43    3,689  1.55      3.82         1.94       3.43         33
   13.61       9.09    6,048  1.55      3.45         1.95       3.05         52
   13.52       3.40    5,959  1.60      3.19         1.95       2.84         25
------------------------------------------------------------------------------------------------
                                                               CONNECTICUT FUND
------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
FLORIDA FUND
-------------------------------------------------------------------------------------------------------


PER SHARE DATA


           NET ASSET   INCOME FROM                           LESS DISTRIBUTIONS
           VALUE AT    INVESTMENT OPERATIONS                 FROM
           BEGINNING
           OF PERIOD
                       Net         Net Realized  Total from  Net          Net Realized    Total
                       Investment  and           Investment  Investment   Gains           Distributions
                       Income      Unrealized    Operations  Income
                                   Gain(Loss)
                                   On Investments


CLASS A

 1999         $13.75      $.679    $(1.074)      $(.395)     $.625         $  --           $.625
 2000          12.73       .621       .812        1.433       .672          .111            .783
 2001          13.38       .592      (.028)        .564       .598          .146            .744
 2002          13.20       .563       .796        1.359       .558          .171            .729
 2003          13.83       .531       .038         .569       .527          .062            .589

CLASS B


 1999         $13.75      $.572    $(1.065)      $(.493)     $.517         $  --           $.517
 2000          12.74       .516       .808        1.324       .573          .111            .684
 2001          13.38       .491      (.035)        .456       .500          .146            .646
 2002          13.19       .462       .801        1.263       .452          .171            .623
 2003          13.83       .429       .032         .461       .419          .062            .481
-------------------------------------------------------------------------------------------------------

*       CALCULATED WITHOUT SALES CHARGES.

+       NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER
        AGENT.


--------------------------------------------------------------------------------

          TOTAL   RATIOS/SUPPLEMENTAL DATA
          RETURN

 NET         TOTAL   NET     RATIO TO AVERAGE        RATIO TO AVERAGE       PORTFOLIO
 ASSET       RETURN* ASSETS  NET ASSETS+             NET ASSETS             TURNOVER
 VALUE       (%)     AT                              BEFORE EXPENSES        RATE
 AT END              END OF                          WAIVED OR ASSUMED      (%)
 OF                  PERIOD  Expenses  Net
 PERIOD              (IN     (%)       Investment    Expenses  Net
                     THOU-             Income(%)     (%)       Investment
                     SANDS)                                    Income (%)

 CLASS A


 $12.73     (2.93)  $23,729    .80      5.12         1.12       4.80          68
  13.38     11.61    25,823    .80      4.81         1.12       4.49          59
  13.20      4.25    28,990    .80      4.38         1.17       4.01          73
  13.83     10.48    34,524    .85      4.13         1.18       3.80          42
  13.81      4.19    37,426    .85      3.84         1.17       3.52          37

CLASS B


 $12.74     (3.65)     $789   1.60      4.32         1.92       4.00          68
  13.38     10.67       923   1.60      4.01         1.92       3.69          59
  13.19      3.42     1,356   1.55      3.63         1.92       3.26          73
  13.83      9.72     2,354   1.60      3.38         1.93       3.05          42
  13.81      3.38     3,354   1.60      3.09         1.92       2.77          37

--------------------------------------------------------------------------------------
                                                               FLORIDA FUND
--------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
MASSACHUSETTS FUND
-------------------------------------------------------------------------------------------------------


PER SHARE DATA

           NET ASSET   INCOME FROM                           LESS DISTRIBUTIONS
           VALUE AT    INVESTMENT OPERATIONS                 FROM
           BEGINNING
           OF PERIOD
                       Net         Net Realized  Total from  Net          Net Realized    Total
                       Investment  and           Investment  Investment   Gains           Distributions
                       Income      Unrealized    Operations  Income
                                   Gain(Loss)
                                   On Investments

CLASS A

 1999      $12.02      $.609       $(.887)       $(.278)     $.572          $__             $.572
 2000       11.17       .559         .721         1.280       .600           __              .600
 2001       11.85       .538        (.050)         .488       .540         .028              .568
 2002       11.77       .512         .674         1.186       .513         .143              .656
 2003       12.30       .484         .103          .587       .482         .165              .647

CLASS B

 1999      $12.02      $.520       $(.894)       $(.374)     $.476          $__             $.476
 2000       11.17       .466         .723         1.189       .509           __              .509
 2001       11.85       .445        (.055)         .390       .452         .028              .480
 2002       11.76       .421         .679         1.100       .417         .143              .560
 2003       12.30       .392         .099          .491       .386         .165              .551
-------------------------------------------------------------------------------------------------------

*       CALCULATED WITHOUT SALES CHARGES.

+       NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER
        AGENT.


------------------------------------------------------------------------------------------------

          TOTAL    RATIOS/SUPPLEMENTAL DATA
          RETURN

 NET         TOTAL   NET     RATIO TO AVERAGE        RATIO TO AVERAGE       PORTFOLIO
 ASSET       RETURN* ASSETS  NET ASSETS+             NET ASSETS             TURNOVER
 VALUE       (%)     AT                              BEFORE EXPENSES        RATE
 AT END              END OF                          WAIVED OR ASSUMED      (%)
 OF                  PERIOD  Expenses  Net
 PERIOD              (IN     (%)       Investment    Expenses  Net
                     THOU-             Income(%)     (%)       Investment
                     SANDS)                                    Income (%)

 CLASS A
  $11.17     (2.39)  $20,507    .80      5.20        1.15       4.85        32
   11.85     11.83    22,674    .80      4.95        1.16       4.59        38
   11.77      4.15    24,626    .80      4.50        1.18       4.12        45
   12.30     10.26    25,687    .80      4.21        1.18       3.83        21
   12.24      4.86    25,819    .85      3.93        1.19       3.59        21

 CLASS B

  $11.17     (3.19)   $1,177   1.60      4.40        1.95       4.05        32
   11.85     10.95     1,530   1.60      4.15        1.96       3.79        38
   11.76      3.30     2,771   1.55      3.75        1.93       3.37        45
   12.30      9.49     3,855   1.55      3.46        1.93       3.08        21
   12.24      4.05     3,876   1.60      3.18        1.94       2.84        21
---------------------------------------------------------------------------------------------------
                                                               MASSACHUSETTS FUND
---------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
NEW JERSEY FUND
-------------------------------------------------------------------------------------------------------

PER SHARE DATA

           NET ASSET   INCOME FROM                           LESS DISTRIBUTIONS
           VALUE AT    INVESTMENT OPERATIONS                 FROM
           BEGINNING
           OF PERIOD
                       Net         Net Realized  Total from  Net          Net Realized    Total
                       Investment  and           Investment  Investment   Gains           Distributions
                       Income      Unrealized    Operations  Income
                                   Gain(Loss)
                                   On Investments

CLASS A

 1999      $13.31       $.653      $(.919)       $(.266)     $.594         $__           $.594
 2000       12.45        .609        .650         1.259       .629          __            .629
 2001       13.08        .588       (.061)         .527       .610        .037            .647
 2002       12.96        .543        .694         1.237       .553        .264            .817
 2003       13.38        .524        .038          .562       .526        .116            .642

CLASS B


 1999      $13.29       $.537      $(.909)       $(.372)     $.488         $__           $.488
 2000       12.43        .504        .649         1.153       .533          __            .533
 2001       13.05        .491       (.060)         .431       .514        .037            .551
 2002       12.93        .445        .686         1.131       .457        .264            .721
 2003       13.34        .424        .046          .470       .424        .116            .540
------------------------------------------------------------------------------------------------------

*       CALCULATED WITHOUT SALES CHARGES.

+       NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER
        AGENT.


------------------------------------------------------------------------------------------------

          TOTAL    RATIOS/SUPPLEMENTAL DATA
          RETURN

 NET        TOTAL    NET     RATIO TO AVERAGE        RATIO TO AVERAGE       PORTFOLIO
 ASSET      RETURN*  ASSETS  NET ASSETS+             NET ASSETS             TURNOVER
 VALUE      (%)      AT                              BEFORE EXPENSES        RATE
 AT END              END OF                          WAIVED OR ASSUMED      (%)
 OF                  PERIOD  Expenses  Net
 PERIOD              (IN     (%)       Investment    Expenses  Net
                     THOU-             Income(%)     (%)       Investment
                     SANDS)                                    Income (%)

 CLASS A
  $12.45     (2.05)   $52,846   .97    5.02           1.12       4.87        52
   13.08     10.41     54,051   .97    4.80           1.12       4.65        41
   12.96      4.06     60,321   .96    4.47           1.16       4.27        37
   13.38      9.72     65,130   .96    4.06           1.16       3.86        51
   13.30      4.28     63,407   .96    3.90           1.16       3.70        34

 CLASS B


  $12.43     (2.85)   $3,338   1.77    4.22           1.92       4.07        52
   13.05      9.51     3,799   1.77    4.00           1.92       3.85        41
   12.93      3.32     4,706   1.71    3.72           1.91       3.52        37
   13.34      8.88     6,171   1.71    3.31           1.91       3.11        51
   13.27      3.59     7,067   1.71    3.15           1.91       2.95        34
----------------------------------------------------------------------------------------------
                                                               NEW JERSEY FUND
----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
NEW YORK FUND
-----------------------------------------------------------------------------------------------------

PER SHARE DATA

           NET ASSET   INCOME FROM                           LESS DISTRIBUTIONS
           VALUE AT    INVESTMENT OPERATIONS                 FROM
           BEGINNING
           OF PERIOD
                       Net         Net Realized  Total from  Net          Net Realized  Total
                       Investment  and           Investment  Investment   Gains         Distributions
                       Income      Unrealized    Operations  Income
                                   Gain(Loss)
                                   On Investments

CLASS A

1999       $14.85       $.718       $(1.249)      $(.531)     $.659        $__           $.659
2000        13.66        .646       1.000          1.646       .696         __            .696
2001        14.61        .622       (.164)          .458       .628         __            .628
2002        14.44        .614        .869          1.483       .610        .413          1.023
2003        14.90        .596        .042           .638       .585        .123           .708

CLASS B


1999       $14.85       $.618       $(1.250)      $(.632)     $.558        $__           $.558
2000        13.66        .557        .994          1.551       .601         __            .601
2001        14.61        .511       (.159)          .352       .522         __            .522
2002        14.44        .500        .865          1.365       .502        .413           .915
2003        14.89        .485        .035           .520       .477        .123           .600
-----------------------------------------------------------------------------------------------------

*       CALCULATED WITHOUT SALES CHARGES.

+       NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER
        AGENT.


-------------------------------------------------------------------------------------------------


          TOTAL    RATIOS/SUPPLEMENTAL DATA
          RETURN

 NET        TOTAL    NET     RATIO TO AVERAGE        RATIO TO AVERAGE       PORTFOLIO
 ASSET      RETURN*  ASSETS  NET ASSETS+             NET ASSETS             TURNOVER
 VALUE      (%)      AT                              BEFORE EXPENSES        RATE
 AT END              END OF                          WAIVED OR ASSUMED      (%)
 OF                  PERIOD  Expenses  Net
 PERIOD              (IN     (%)       Investment    Expenses  Net
                     THOU-             Income(%)     (%)       Investment
                     SANDS)                                    Income (%)
 CLASS A

 $13.66     (3.67)   $164,622   1.09    4.99          1.21      4.87        55
  14.61     12.41     167,877   1.06    4.62          1.20      4.48        20
  14.44      3.14     171,962   1.01    4.22          1.16      4.07        48
  14.90     10.45     186,992    .99    4.11          1.14      3.96        70
  14.83      4.37     184,944    .99    3.99          1.14      3.84        21

 CLASS B


 $13.66     (4.34)     $4,734   1.79    4.29          1.91      4.17        55
  14.61     11.65       4,509   1.76    3.92          1.90      3.78        20
  14.44      2.40       6,981   1.74    3.49          1.89      3.34        48
  14.89      9.59      10,293   1.74    3.36          1.89      3.21        70
  14.81      3.55       8,583   1.74    3.24          1.89      3.09        21
-------------------------------------------------------------------------------------------------
                                                               NEW YORK FUND
-------------------------------------------------------------------------------------------------

[LOGO] FIRST INVESTORS


  SINGLE STATE INSURED TAX FREE

     Connecticut Fund

     Florida Fund

     Massachusetts Fund

     New Jersey Fund

     New York Fund


For more information about the Funds, the following documents are available for free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

These Reports include each Fund's holdings as well as a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

SHAREHOLDER MANUAL:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Funds' shares and is incorporated by reference into this prospectus.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to request other information, contact the Funds at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198
TELEPHONE:  1-800-423-4026

To obtain information about the Funds, including your account balance and transaction history, you may also visit our website at: WWW.FIRSTINVESTORS.COM. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the Shareholder Manual and the SAI) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NOS.: 811-3843 AND 811-4623)